Leases - Schedule of Total Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2024 MXN ($)
Schedule of Total Future Minimum Lease Payments [Line Items]
Total future minimum lease payments	$ 463,812
2025 [Member]
Schedule of Total Future Minimum Lease Payments [Line Items]
Total future minimum lease payments	132,913
2026 [Member]
Schedule of Total Future Minimum Lease Payments [Line Items]
Total future minimum lease payments	98,931
2027 [Member]
Schedule of Total Future Minimum Lease Payments [Line Items]
Total future minimum lease payments	60,831
2028 [Member]
Schedule of Total Future Minimum Lease Payments [Line Items]
Total future minimum lease payments	31,359
2028-2034 [Member]
Schedule of Total Future Minimum Lease Payments [Line Items]
Total future minimum lease payments	$ 139,778